United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated International Bond Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS – 89.0%
		AUSTRALIAN DOLLAR – 2.4%
		State/Provincial – 2.4%
1,940,000		Queensland Treasury Corp., Local Gov't. Guarantee, (Series 17), 6.00%, 9/14/2017	$2,228,086
		BRITISH POUND – 8.8%
		Finance - Automotive – 1.8%
1,000,000		GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,685,424
		Sovereign – 4.3%
1,750,000		United Kingdom, Government of, 4.75%, 3/7/2020	3,344,014
360,000		United Kingdom, Government of, Bond, 4.75%, 9/7/2015	664,916
		TOTAL	4,008,930
		Telecommunications & Cellular – 1.6%
850,000		Vodafone Group PLC, Sr. Unsecd. Note, (Series EMTN), 5.625%, 12/4/2025	1,515,161
		Utilities – 1.1%
550,000		RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	1,047,690
		TOTAL BRITISH POUND	8,257,205
		CANADIAN DOLLAR – 4.5%
		Sovereign – 4.5%
850,000		Canada, Government of, 4.00%, 6/1/2017	971,403
500,000		Canada, Government of, 4.50%, 6/1/2015	568,003
1,630,000		Canada, Government of, Bond, 3.25%, 6/1/2021	1,775,139
800,000		Canada, Government of, Bond, 4.00%, 6/1/2016	906,468
		TOTAL CANADIAN DOLLAR	4,221,013
		DANISH KRONE – 2.0%
		Mortgage Banks – 0.7%
3,386,103		Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	673,989
		Sovereign – 1.3%
5,700,000		Denmark, Government of, 5.00%, 11/15/2013	1,195,011
		TOTAL DANISH KRONE	1,869,000
		EURO – 30.4%
		Sovereign – 30.4%
1,700,000		Austria, Government of, 4.30%, 9/15/2017	2,718,989
1,450,000		Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	2,134,987
1,500,000		Bonos Y Oblig Del Estado, 4.20%, 1/31/2037	1,683,670
1,500,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	2,035,582
450,000		Bundesrepub. Deutschland, 3.25%, Series 09, 1/04/2020, 2.25%, 9/4/2021	650,430
500,000		Bundesrepub. Deutschland, 3.25%, Series 09, 1/04/2020, 3.25%, 7/4/2042	741,877
530,000		Bundesrepublic Deutschland, Bond, 3.50%, 1/4/2016	836,105
1,400,000		Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,977,102
1,525,000		Buoni Poliennali Del Tes, 4.00%, 2/1/2017	2,170,935
930,000		Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,146,235
1,590,000		Finland, Government of, Sr. Unsub., 4.25%, 7/4/2015	2,514,710
724,000		France, Government of, 4.25%, 10/25/2023	1,159,935
790,000		France, Government of, Bond, 3.50%, 4/25/2026	1,147,199
1,025,000	[1]	France, Government of, Bond, 4.50%, 4/25/2041	1,682,370
900,000		Germany, Government of, 3.75%, 1/4/2015	1,412,108

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
1,500,000		Italy, Government of, 4.25%, 8/1/2013	$2,189,215
1,500,000		Italy, Government of, Bond, 4.25%, 2/1/2015	2,174,994
		TOTAL EURO	28,376,443
		JAPANESE YEN – 33.5%
		Banking – 9.6%
101,000,000		Bayerische Landesbank, Sr. Note, (Series EMTN), 1.40%, 4/22/2013	1,336,907
50,000,000		DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	613,393
90,000,000		European Investment Bank, 1.25%, 9/20/2012	1,185,942
211,500,000		European Investment Bank, 1.40%, 6/20/2017	2,899,597
100,000,000		KFW, 1.35%, 1/20/2014	1,342,627
110,000,000		Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	1,538,951
		TOTAL	8,917,417
		Rail Industry – 2.5%
171,000,000		Deutsche Bahn Finance BV, (Series EMTN), 1.65%, 12/1/2014	2,314,988
		Sovereign – 21.3%
345,000,000		Japan, Government of, 0.40%, 6/20/2015	4,531,566
292,000,000		Japan, Government of, 1.60%, 12/20/2015	4,026,191
200,000,000		Japan, Government of, 1.90%, 6/20/2014	2,736,521
50,000,000		Japan, Government of, Foreign Gov't. Guarantee, 2.00%, 5/9/2016	701,188
250,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	3,419,192
340,000,000		Japan-309, Sr. Unsecd. Note, 1.10%, 6/20/2020	4,536,307
		TOTAL	19,950,965
		TOTAL JAPANESE YEN	31,183,370
		NORWEGIAN KRONE – 2.9%
		Banking – 1.3%
6,450,000		KFW, Foreign Gov't. Guarantee, (Series EMTN), 4.00%, 12/15/2014	1,237,214
		Sovereign – 1.6%
7,100,000		Norway, Government of, Bond, 4.25%, 5/19/2017	1,457,920
		TOTAL NORWEGIAN KRONE	2,695,134
		SINGAPORE DOLLAR – 1.1%
		Sovereign – 1.1%
1,170,000		Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	1,060,767
		SWEDISH KRONA – 3.4%
		Sovereign – 3.4%
18,200,000		Sweden, Government of, 4.50%, 8/12/2015	3,183,816
		TOTAL BONDS (IDENTIFIED COST $77,264,243)	83,074,834
		GOVERNMENT/AGENCY – 1.3%
		JAPANESE YEN – 1.3%
92,000,000		Republic of Italy, Sr. Unsecd. Note, 3.70%, 11/14/2016 (IDENTIFIED COST $1,125,256)	1,207,583
		INVESTMENT FUND – 1.2%
10,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,000,000)	1,079,110
		MUTUAL FUNDS – 4.2%[2]
2,731,869	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	2,731,869

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
120,867	Federated Project and Trade Finance Core Fund	1,220,759
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,940,311)	3,952,628
	TOTAL INVESTMENTS — 95.7% (IDENTIFIED COST $83,329,810)[4]	89,314,155
	OTHER ASSETS AND LIABILITIES - NET — 4.3%[5]	4,019,893
	TOTAL NET ASSETS — 100%	$93,334,048

At August 31, 2011, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[6] Euro Bond Futures	10	$1,932,945	September 2011	$16,508

At August 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/15/2011	1,266,911 Euro	140,000,000 Japanese Yen	$(2,599)
9/15/2011	1,800,000 Euro	$2,570,580	$14,606
9/15/2011	2,554,648 Pound Sterling	2,900,702 Euro	$(36,991)
9/15/2011	1,879,000 Pound Sterling	$3,075,077	$(25,421)
9/15/2011	2,481,000 Canadian Dollar	$2,504,821	$27,678
9/15/2011	2,485,000 Australian Dollar	$2,581,418	$69,514
9/15/2011	1,864,000 Australian Dollar	153,133,192 Japanese Yen	$47,864
9/15/2011	1,864,000 Pound Sterling	2,938,596 Australian Dollar	$(42,143)
9/15/2011	1,002,866 Swiss Franc	1,236,000 Australian Dollar	$(63,161)
9/15/2011	2,550,000 Canadian Dollar	197,459,250 Japanese Yen	$23,219
9/15/2011	1,852,000 Canadian Dollar	$1,862,055	$28,387
9/15/2011	2,580,180 Australian Dollar	208,349,535 Japanese Yen	$67,233
9/15/2011	1,236,000 Australian Dollar	$1,321,371	$(2,838)
9/15/2011	151,776,200 Japanese Yen	1,864,000 Australian Dollar	$47,169
9/15/2011	208,323,733 Japanese Yen	2,580,180 Australian Dollar	$32,054
9/15/2011	1,236,000 Australian Dollar	1,014,212 Swiss Franc	$(2,775)
9/15/2011	2,932,202 Australian Dollar	1,864,000 Pound Sterling	$68,774
9/15/2011	98,855,190 Japanese Yen	1,260,506 Canadian Dollar	$15,210
9/15/2011	100,129,202 Japanese Yen	1,289,494 Canadian Dollar	$7,048
9/15/2011	140,000,000 Japanese Yen	1,259,503 Euro	$21,541
9/15/2011	2,900,702 Euro	2,553,923 Pound Sterling	$(15,372)
9/15/2011	48,550,317 Japanese Yen	$630,352	$3,788
9/15/2011	198,500,000 Japanese Yen	$2,586,319	$6,388
9/15/2011	197,615,969 Japanese Yen	$2,581,966	$(806)
Contracts Sold:
9/15/2011	1,550,000 Euro	$2,247,035	$20,903
9/15/2011	1,259,503 Euro	140,000,000 Japanese Yen	$(1,847)
9/15/2011	1,289,494 Canadian Dollar	100,129,202 Japanese Yen	$(15,470)
9/15/2011	250,000 Euro	$356,773	$(2,281)
9/15/2011	2,553,923 Pound Sterling	2,900,702 Euro	$36,330
9/15/2011	1,879,000 Pound Sterling	$3,092,270	$42,614

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
9/15/2011	1,852,000 Canadian Dollar	$1,872,220	$(18,222)
9/15/2011	2,485,000 Australian Dollar	$2,596,577	$(54,356)
9/15/2011	1,236,000 Australian Dollar	$1,343,866	$25,334
9/15/2011	1,864,000 Australian Dollar	151,776,200 Japanese Yen	$(53,210)
9/15/2011	2,386,666 Australian Dollar	$2,550,415	$4,383
9/15/2011	2,580,180 Australian Dollar	208,323,733 Japanese Yen	$(63,502)
9/15/2011	2,481,000 Canadian Dollar	$2,506,592	$(25,906)
9/15/2011	1,260,506 Canadian Dollar	98,855,190 Japanese Yen	$(10,684)
9/15/2011	1,014,212 Swiss Franc	1,236,000 Australian Dollar	$62,237
9/15/2011	1,864,000 Pound Sterling	2,932,202 Australian Dollar	$33,910
9/15/2011	2,938,596 Australian Dollar	1,864,000 Pound Sterling	$(67,362)
9/15/2011	1,236,000 Australian Dollar	1,002,866 Swiss Franc	$(10,387)
9/15/2011	153,133,192 Japanese Yen	1,864,000 Australian Dollar	$(59,547)
9/15/2011	208,349,535 Japanese Yen	2,580,180 Australian Dollar	$(36,122)
9/15/2011	197,459,250 Japanese Yen	2,550,000 Canadian Dollar	$598
9/15/2011	2,900,702 Euro	2,554,648 Pound Sterling	$17,210
9/15/2011	140,000,000 Japanese Yen	1,266,911 Euro	$(6,456)
9/15/2011	198,500,000 Japanese Yen	$2,587,634	$(5,073)
9/15/2011	48,550,317 Japanese Yen	$631,664	$(2,476)
9/15/2011	197,615,969 Japanese Yen	$2,580,281	$(880)
9/15/2011	318,310,163 Japanese Yen	$4,167,345	$9,738
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$107,843

Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contract.
2	Affiliated holding.
3	7-Day net yield.
4	At August 31, 2011, the cost of investments for federal tax purposes was $83,801,341. The net unrealized appreciation from investments excluding any unrealized appreciation/depreciation resulting from futures contracts and changes in foreign currency exchange rates and outstanding foreign currency commitments was $5,512,814. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,381,358 and net unrealized depreciation from investments for those securities having an excess of cost over value of $868,544.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$83,074,834	$ —	$83,074,834
Government/Agency	—	1,207,583	—	1,207,583
Investment Fund	1,079,110	—	—	1,079,110
Mutual Funds	2,731,869	1,220,759[1]	—	3,952,628
TOTAL SECURITIES	$3,810,979	$85,503,176	$ —	$89,314,155
OTHER FINANCIAL INSTRUMENTS[2]	$16,508	$107,843	$ —	$124,351
1	Includes $1,165,375 of a security transferred from Level 1 to Level 2 because the Adviser determined that this security more appropriately meets the definition of Level 2. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011